UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8799

                     Oppenheimer Capital Preservation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

     FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
     Management's Discussion of Fund Performance. One of the most significant market events that occurred during the Fund's fiscal year was the fact that corporate bonds enjoyed a sustained rally and yield "spreads"--the difference between yields of Treasury and non-Treasury bonds--narrowed as a result. That being said, the Fund's exposure to these types of bonds--primarily through our allocations to both Oppenheimer Bond Fund and Oppenheimer Strategic Income Fund--provided the strongest boost to Fund performance. Through these exposures, we enjoyed the best of both worlds, so to speak, since Oppenheimer Bond Fund emphasizes investment-grade corporates and Oppenheimer Strategic Income Fund invests mainly in below investment-grade issues. Individually, each of these Funds delivered strong performance for the period, and our overweighted exposure to these Funds greatly added to Oppenheimer Capital Preservation Fund's performance for its fiscal year.
          Specifically, it was the solid price appreciation of many of the underlying Funds' corporate holdings that contributed significantly to the Fund's performance. This was largely due to our decision to purchase many of these same securities earlier at depressed levels, when their yields were much higher. As yield spreads narrowed, the Fund's portfolio enjoyed gains as many of these bonds' prices rose.
          Another positive influence to returns was our mortgage positioning through the Fund's investment in shares of Oppenheimer Limited-Term Government Fund, which we maintained at roughly 69% of Oppenheimer Capital Preservation Fund's assets throughout the period. Oppenheimer Limited-Term Government Fund maintained an overweighted exposure to higher-coupon mortgage securities through the end of the period, which boosted performance of Oppenheimer Limited-Term Government Fund and consequently supported Oppenheimer Capital Preservation Fund's performance.
          During the reporting period interest rates began to increase causing the mortgage market to significantly underperform other non-Treasury securities. However, within the mortgage market, higher-coupon mortgages fared much better in these market conditions than did lower-coupon mortgages. Lower-coupon mortgages did not perform as well because in a rising rate environment lower-coupon securities prepay much slower, than anticipated by the market, forcing these securities' durations to be extended and increasing their interest rate risk. All of these factors made lower-coupon mortgages unattractive to investors and higher-coupon mortgages more appealing. Demand increased for higher-coupon mortgages, helping them outperform their lower-coupon counterparts.
          In regard to the Fund's interest rate sensitivity, or duration, performance for the Fund was rather bifurcated for the year. For example, throughout the period, the Fund's

                     5 OPPENHEIMER CAPITAL PRESERVATION FUND

     FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     underlying funds were positioned to have less duration than many of their peers. In the first several months of the fiscal year, this decision hurt relative performance significantly, particularly in May, as interest rates held steady at low levels. However, once rates backed up significantly in June, the very same decision to maintain less duration greatly benefited performance. The positive impact this decision had on performance in the last few months of the fiscal year generally evenly compensated for losses suffered during the first six or seven months of the period.
          In general, the Fund's diverse mix of fixed-income holdings served us well, particularly during the first half of the year. Since spread products, or non-Treasury securities, outperformed Treasuries throughout most of the period, our exposure to these types of bonds was a clear contributor to performance.
          In terms of managing the Fund's allocations, we see great potential to harvest gains for the Fund's portfolio in the coming months as the corporate bond rally seemingly nears its peak. If yield spreads remain narrow, we plan to sell off some of these corporate holdings, such as shares of Oppenheimer Bond Fund, and reallocate those assets into the shorter-term Oppenheimer Limited-Term Government Fund, which stresses mortgage-related securities. Currently, we believe mortgages represent good value given the rise in interest rates, and will likely continue to do so as rates continue to move upward and as the rate of prepayments or refinancings continues to abate.
     Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2003. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from inception of the Classes on September 27, 1999. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
          The Fund's performance is compared to that of the Lehman Brothers 1-3 Year Government Bond Index, which is an unmanaged sector index of U.S. Treasury issues, publicly-issued debt of U.S. Government agencies and quasi-public corporations and corporate debt guaranteed by the U.S. Government with maturities of one to three years.
          Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.



                     6 OPPENHEIMER CAPITAL PRESERVATION FUND

        Class A Shares
        Comparison of Change in Value of $10,000 Hypothetical Investments in:
        [GRAPHIC] Oppenheimer Capital Preservation Fund (Class A)
        [GRAPHIC] Lehman Brothers 1-3 Year Government Bond Index


        [GRAPHIC]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                         Oppenheimer Capital
                          Preservation Fund     Lehman Bros 1-3 Year
        Date                 (Class A)            Gov't Bond Index

        09/27/1999            $ 9,650                $10,000
        10/31/1999              9,703                 10,027
        01/31/2000              9,851                 10,053
        04/30/2000              9,998                 10,208
        07/31/2000             10,146                 10,423
        10/31/2000             10,302                 10,642
        01/31/2001             10,464                 11,021
        04/30/2001             10,621                 11,214
        07/31/2001             10,777                 11,449
        10/31/2001             10,921                 11,831
        01/31/2002             11,083                 11,833
        04/30/2002             11,236                 11,951
        07/31/2002             11,368                 12,251
        10/31/2002             11,494                 12,431
        01/31/2003             11,584                 12,517
        04/30/2003             11,659                 12,624
        07/31/2003             11,710                 12,614
        10/31/2003             11,749                 12,695

        Average Annual Total Returns of Class A Shares of the Fund at 10/31/03*
        1-Year -1.36%   Since Inception 4.02%



        Class B Shares
        Comparison of Change in Value of $10,000 Hypothetical Investments in:
        [GRAPHIC] Oppenheimer Capital Preservation Fund (Class B)
        [GRAPHIC] Lehman Brothers 1-3 Year Government Bond Index


        [GRAPHIC]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                         Oppenheimer Capital
                          Preservation Fund     Lehman Bros 1-3 Year
        Date                 (Class B)            Gov't Bond Index

        09/27/1999           $10,000                 $10,000
        10/31/1999            10,048                  10,027
        01/31/2000            10,183                  10,053
        04/30/2000            10,317                  10,208
        07/31/2000            10,451                  10,423
        10/31/2000            10,593                  10,642
        01/31/2001            10,741                  11,021
        04/30/2001            10,884                  11,214
        07/31/2001            11,026                  11,449
        10/31/2001            11,156                  11,831
        01/31/2002            11,304                  11,833
        04/30/2002            11,440                  11,951
        07/31/2002            11,554                  12,251
        10/31/2002            11,667                  12,431
        01/31/2003            11,740                  12,517
        04/30/2003            11,791                  12,624
        07/31/2003            11,821                  12,614
        10/31/2003            11,737                  12,695

        Average Annual Total Returns of Class B Shares of the Fund at 10/31/03*
        1-Year -2.55%   Since Inception 3.99%




     *See Notes on page 10 for further details.
     The performance information for the Lehman Brothers 1-3 Year Government Bond Index in the graphs begins on 9/30/99 for Class A, Class B, Class C and Class Y and on 2/28/01 for Class N shares.
     Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                     7 OPPENHEIMER CAPITAL PRESERVATION FUND

     FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

        Class C Shares
        Comparison of Change in Value of $10,000 Hypothetical Investments in:
        [GRAPHIC] Oppenheimer Capital Preservation Fund (Class C)
        [GRAPHIC] Lehman Brothers 1-3 Year Government Bond Index


        [GRAPHIC]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                         Oppenheimer Capital
                          Preservation Fund     Lehman Bros 1-3 Year
        Date                 (Class C)            Gov't Bond Index

        09/27/1999           $10,000                 $10,000
        10/31/1999            10,048                  10,027
        01/31/2000            10,183                  10,053
        04/30/2000            10,317                  10,208
        07/31/2000            10,451                  10,423
        10/31/2000            10,593                  10,642
        01/31/2001            10,741                  11,021
        04/30/2001            10,884                  11,214
        07/31/2001            11,026                  11,449
        10/31/2001            11,156                  11,831
        01/31/2002            11,304                  11,833
        04/30/2002            11,440                  11,951
        07/31/2002            11,553                  12,251
        10/31/2002            11,667                  12,431
        01/31/2003            11,737                  12,517
        04/30/2003            11,788                  12,624
        07/31/2003            11,818                  12,614
        10/31/2003            11,834                  12,695

        Average Annual Total Returns of Class C Shares of the Fund at 10/31/03*
        1-Year  0.43%    Since Inception  4.20%



        Class N Shares
        Comparison of Change in Value of $10,000 Hypothetical Investments in:
        [GRAPHIC] Oppenheimer Capital Preservation Fund (Class N)
        [GRAPHIC] Lehman Brothers 1-3 Year Government Bond Index


        [GRAPHIC]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                         Oppenheimer Capital
                          Preservation Fund     Lehman Bros 1-3 Year
        Date                 (Class N)            Gov't Bond Index

        03/01/2001           $10,000                 $10,000
        04/30/2001            10,103                  10,110
        07/31/2001            10,251                  10,322
        10/31/2001            10,387                  10,666
        01/31/2002            10,542                  10,668
        04/30/2002            10,685                  10,774
        07/31/2002            10,810                  11,045
        10/31/2002            10,937                  11,207
        01/31/2003            11,031                  11,284
        04/30/2003            11,109                  11,381
        07/31/2003            11,158                  11,372
        10/31/2003            11,195                  11,445

        Average Annual Total Returns of Class N Shares of the Fund at 10/31/03*
        1-Year  1.37%    Since Inception  4.32%



     *See Notes on page 10 for further details.

                     8 OPPENHEIMER CAPITAL PRESERVATION FUND

        Class Y Shares
        Comparison of Change in Value of $10,000 Hypothetical Investments in:
        [GRAPHIC] Oppenheimer Capital Preservation Fund (Class Y)
        [GRAPHIC] Lehman Brothers 1-3 Year Government Bond Index



        [GRAPHIC]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                         Oppenheimer Capital
                          Preservation Fund     Lehman Bros 1-3 Year
        Date                 (Class Y)            Gov't Bond Index

        09/27/1999           $10,000                 $10,000
        10/31/1999            10,057                  10,027
        01/31/2000            10,217                  10,053
        04/30/2000            10,375                  10,208
        07/31/2000            10,535                  10,423
        10/31/2000            10,703                  10,642
        01/31/2001            10,878                  11,021
        04/30/2001            11,048                  11,214
        07/31/2001            11,216                  11,449
        10/31/2001            11,373                  11,831
        01/31/2002            11,549                  11,833
        04/30/2002            11,708                  11,951
        07/31/2002            11,842                  12,251
        10/31/2002            11,980                  12,431
        01/31/2003            12,087                  12,517
        04/30/2003            12,229                  12,624
        07/31/2003            12,300                  12,614
        10/31/2003            12,358                  12,695

        Average Annual Total Returns of Class Y Shares of the Fund at 10/31/03*
        1-Year  3.15%    Since Inception  5.31%


     The performance information for the Lehman Brothers 1-3 Year Government Bond Index in the graphs begins on 9/30/99 for Class A, Class B, Class C and Class Y and on 2/28/01 for Class N shares.
     Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                     9 OPPENHEIMER CAPITAL PRESERVATION FUND

     NOTES
--------------------------------------------------------------------------------

                    In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

                    Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

                    Class A shares of the Fund were first publicly offered on 9/27/99. Class A returns include the current maximum initial sales charge of 3.50%.

                    Class B shares of the Fund were first publicly offered on 9/27/99. Class B returns include the applicable contingent deferred sales charges of 4% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

                    Class C shares of the Fund were first publicly offered on 9/27/99. Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

                    Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period.

                    Class Y shares of the Fund were first publicly offered on 9/27/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

                    An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                             10 OPPENHEIMER CAPITAL PRESERVATION FUND

   STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------

                                                                 Market Value
                                                         Shares   See Note 1
  ----------------------------------------------------------------------------
   Investments in Affiliated Companies--101.1%
  ----------------------------------------------------------------------------
   Fixed Income Funds--96.0%
   Oppenheimer Bond Fund, Cl. Y                       3,443,783  $ 35,298,772
  ----------------------------------------------------------------------------
   Oppenheimer Limited-Term Government Fund, Cl. Y   23,457,985   240,678,927
  ----------------------------------------------------------------------------
   Oppenheimer Strategic Income Fund, Cl. Y          14,510,240    59,346,883
                                                                 -------------
                                                                  335,324,582

  ----------------------------------------------------------------------------
   Money Market Fund--5.1%
   Oppenheimer Money Market Fund, Inc.               18,006,131    18,006,131

  ----------------------------------------------------------------------------
   Total Investments, at Value (Cost $347,576,825)        101.1%  353,330,713
  ----------------------------------------------------------------------------
   Liabilities in Excess of Other Assets                   (1.1)   (3,896,798)
                                                    --------------------------
   Net Assets                                             100.0% $349,433,915
                                                    ==========================

See accompanying Notes to Financial Statements.







                    11 OPPENHEIMER CAPITAL PRESERVATION FUND

   STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------

  ----------------------------------------------------------------------------
   Assets
   Investments, at value--see accompanying  statement:
   Affiliated companies (cost $347,576,825)                      $353,330,713
  ----------------------------------------------------------------------------
   Cash used for collateral on futures                                 25,000
  ----------------------------------------------------------------------------
   Receivables and other assets:
   Shares of beneficial interest sold                                 713,959
   Interest and dividends                                             702,087
   Other                                                                1,159
                                                                 -------------
   Total assets                                                   354,772,918

  ----------------------------------------------------------------------------
   Liabilities
   Bank overdraft                                                     378,513
  ----------------------------------------------------------------------------
   Payables and other liabilities:
   Wrapper agreement                                                3,434,739
   Shares of beneficial interest redeemed                           1,072,770
   Wrapper fee payable                                                191,750
   Transfer and shareholder servicing agent fees                       86,752
   Distribution and service plan fees                                  74,051
   Shareholder reports                                                 34,146
   Trustees' compensation                                              11,390
   Futures margins                                                      3,734
   Other                                                               51,158
                                                                 -------------
   Total liabilities                                                5,339,003

  ----------------------------------------------------------------------------
   Net Assets                                                    $349,433,915
                                                                 =============

  ----------------------------------------------------------------------------
   Composition of Net Assets
   Paid-in capital                                               $347,811,995
  ----------------------------------------------------------------------------
   Overdistributed net investment income                              (10,216)
  ----------------------------------------------------------------------------
   Accumulated net realized loss on investment transactions          (643,436)
  ----------------------------------------------------------------------------
   Net unrealized appreciation on investments and wrapper
     agreement                                                      2,275,572
                                                                 -------------
   Net Assets                                                    $349,433,915
                                                                 =============




                    12 OPPENHEIMER CAPITAL PRESERVATION FUND

  ----------------------------------------------------------------------------
   Net Asset Value Per Share
   Class A Shares:
   Net asset value and redemption price per share
   (based on net assets of $94,727,427 and
   9,473,122 shares of beneficial interest
   outstanding)                                                        $10.00
   Maximum offering price per share (net asset
   value plus sales charge of 3.50% of offering
   price)                                                              $10.36
  ----------------------------------------------------------------------------
   Class B Shares:
   Net asset value, redemption price (excludes
   applicable contingent deferred sales charge) and
   offering price per share (based on net assets of
   $9,986,747 and 998,663 shares of beneficial
   interest outstanding)                                               $10.00
  ----------------------------------------------------------------------------
   Class C Shares:
   Net asset value, redemption price (excludes
   applicable contingent deferred sales charge) and
   offering price per share (based on net assets of
   $24,404,533 and 2,440,518 shares of beneficial
   interest outstanding)                                               $10.00
  ----------------------------------------------------------------------------
   Class N Shares:
   Net asset value, redemption price (excludes
   applicable contingent deferred sales charge) and
   offering price per share (based on net assets of
   $219,590,275 and 21,958,614 shares of beneficial
   interest outstanding)                                               $10.00
  ----------------------------------------------------------------------------
   Class Y Shares:
   Net asset value, redemption price and offering
   price per share (based on net assets of $724,933
   and 72,473 shares of beneficial interest
   outstanding)                                                        $10.00




   See accompanying Notes to Financial Statements.






                    13 OPPENHEIMER CAPITAL PRESERVATION FUND

   STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------

  ----------------------------------------------------------------------------
   Investment Income
   Dividends from affiliated companies                            $ 9,469,836
  ----------------------------------------------------------------------------
   Interest                                                            76,236
                                                                  ------------
   Total investment income                                          9,546,072

  ----------------------------------------------------------------------------
   Expenses
   Management fees                                                  2,220,602
  ----------------------------------------------------------------------------
   Distribution and service plan fees:
   Class A                                                            228,125
   Class B                                                             80,423
   Class C                                                            193,012
   Class N                                                            450,965
  ----------------------------------------------------------------------------
   Transfer and shareholder servicing agent fees:
   Class A                                                            456,802
   Class B                                                             65,890
   Class C                                                            139,907
   Class N                                                            457,882
   Class Y                                                                 30
  ----------------------------------------------------------------------------
   Wrapper fees                                                       489,897
  ----------------------------------------------------------------------------
   Shareholder reports                                                 64,109
  ----------------------------------------------------------------------------
   Trustees' compensation                                              15,215
  ----------------------------------------------------------------------------
   Custodian fees and expenses                                          6,587
  ----------------------------------------------------------------------------
   Other                                                               57,515
                                                                  ------------
   Total expenses                                                   4,926,961
   Less reduction to custodian expenses                                  (392)
   Less  reimbursement of management fees                          (1,335,442)
   Less voluntary waiver of transfer and shareholder servicing
     agent fees--Class A                                             (152,350)
   Less voluntary waiver of transfer and shareholder servicing
     agent fees--Class B                                              (37,422)
   Less voluntary waiver of transfer and shareholder servicing
     agent fees--Class C                                              (70,269)
   Less voluntary waiver of transfer and shareholder servicing
     agent fees--Class Y                                                  (13)
                                                                  ------------
   Net expenses                                                     3,331,073

  ----------------------------------------------------------------------------
   Net Investment Income                                            6,214,999

  ----------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss)
   Net realized gain (loss) on:
   Investments from affiliated companies                              187,632
   Closing of futures contracts                                       (38,787)
                                                                  ------------
   Net realized gain                                                  148,845
  ----------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
   Investments from affiliated companies                            4,556,064
   Futures contracts                                                  (43,577)
   Wrapper agreement                                               (4,616,791)
                                                                  ------------
   Net change in unrealized appreciation                             (104,304)

  ----------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations           $ 6,259,540
                                                                  ============

   See accompanying Notes to Financial Statements.

                    14 OPPENHEIMER CAPITAL PRESERVATION FUND

   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


   Year Ended October 31,                                 2003           2002
  ----------------------------------------------------------------------------
   Operations
   Net investment income                          $  6,214,999   $  5,200,284
  ----------------------------------------------------------------------------
   Net realized gain (loss)                            148,845       (686,530)
  ----------------------------------------------------------------------------
   Net change in unrealized appreciation              (104,304)     2,153,270
                                                  ----------------------------
   Net increase in net assets resulting from
   operations                                        6,259,540      6,667,024

  ----------------------------------------------------------------------------
   Dividends and/or Distributions to Shareholders
   Dividends from net investment income:
   Class A                                          (1,969,962)    (2,422,826)
   Class B                                            (104,775)      (102,516)
   Class C                                            (249,835)      (205,654)
   Class N                                          (3,927,405)    (2,350,783)
   Class Y                                              (7,561)           (95)
  ----------------------------------------------------------------------------
   Tax return of capital distribution:
   Class A                                                  --       (726,971)
   Class B                                                  --        (38,902)
   Class C                                                  --        (79,157)
   Class N                                                  --       (740,098)
   Class Y                                                  --            (23)

  ----------------------------------------------------------------------------
   Beneficial Interest Transactions
   Net increase in net assets resulting from
   beneficial interest transactions:
   Class A                                          16,147,988     28,403,767
   Class B                                           4,781,818      3,427,529
   Class C                                          11,965,018     10,595,020
   Class N                                         100,792,528    111,483,337
   Class Y                                             722,428            120

  ----------------------------------------------------------------------------
   Net Assets
   Total increase                                  134,409,782    153,909,772
  ----------------------------------------------------------------------------
   Beginning of period                             215,024,133     61,114,361
                                                  ----------------------------

   End of period [including overdistributed
   net investment income of $10,216 and $6,233,
   respectively]                                  $349,433,915   $215,024,133
                                                  ============================


     See accompanying Notes to Financial Statements.





                    15 OPPENHEIMER CAPITAL PRESERVATION FUND

   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   Class A        Year Ended October 31,                 2003     2002     2001     2000     1999 1
  --------------------------------------------------------------------------------------------------
   Per Share Operating Data
   Net asset value, beginning of period                 $10.00   $10.00   $10.00   $10.00   $10.00
  --------------------------------------------------------------------------------------------------
   Income (loss)from investment operations:
   Net investment income                                   .22      .42      .56      .57      .05
   Net realized and unrealized gain                         --      .09      .02      .03       --
                                                        --------------------------------------------
   Total from investment operations                        .22      .51      .58      .60      .05
  --------------------------------------------------------------------------------------------------
   Dividends and/or distributions to shareholders:
   Dividends from net investment income                   (.22)    (.41)    (.55)    (.60)    (.05)
   Tax return of capital distribution                       --     (.10)    (.03)      --       --
                                                        --------------------------------------------
   Total dividends and/or distributions
   to shareholders                                        (.22)    (.51)    (.58)    (.60)    (.05)
  --------------------------------------------------------------------------------------------------

   Net asset value, end of period                       $10.00   $10.00   $10.00   $10.00   $10.00
                                                        ============================================

  --------------------------------------------------------------------------------------------------
   Total Return, at Net Asset Value 2                     2.22%    5.25%    6.00%    6.18%    0.55%

  --------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data
   Net assets, end of period (in thousands)            $94,727  $78,552  $50,179  $10,431     $100
  --------------------------------------------------------------------------------------------------
   Average net assets (in thousands)                   $92,035  $62,359  $33,976  $ 7,171     $100
  --------------------------------------------------------------------------------------------------
   Ratios to average net assets: 3
   Net investment income                                  2.11%    3.90%    5.39%    5.55%    5.75%
   Total expenses                                         1.70%    1.71%    1.58%    1.96%    1.55%
   Expenses after expense reimbursement or fee
   waiver and reduction to custodian expenses             1.09%    1.18%    1.14%    1.51%    1.12%
  --------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                  20%      47%      36%      89%       0%

   1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.
   2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   3. Annualized for periods of less than one full year.

   See accompanying Notes to Financial Statements.






                    16 OPPENHEIMER CAPITAL PRESERVATION FUND

   Class B  Year Ended October 31,                       2003     2002     2001     2000     1999 1
  --------------------------------------------------------------------------------------------------
   Per Share Operating Data
   Net asset value, beginning of period                 $10.00   $10.00   $10.00   $10.00   $10.00
  --------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
   Net investment income                                   .14      .37      .50      .51      .05
   Net realized and unrealized gain                         --      .08      .02      .02       --
                                                        --------------------------------------------
   Total from investment operations                        .14      .45      .52      .53      .05
  --------------------------------------------------------------------------------------------------
   Dividends and/or distributions to shareholders:
   Dividends from net investment income                   (.14)    (.35)    (.49)    (.53)    (.05)
   Tax return of capital distribution                       --     (.10)    (.03)      --       --
                                                        --------------------------------------------
   Total dividends and/or distributions
   to shareholders                                        (.14)    (.45)    (.52)    (.53)    (.05)
  --------------------------------------------------------------------------------------------------
   Net asset value, end of period                       $10.00   $10.00   $10.00   $10.00   $10.00
                                                        ============================================

  --------------------------------------------------------------------------------------------------
   Total Return, at Net Asset Value 2                     1.45%    4.59%    5.31%    5.43%    0.48%

  --------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data
   Net assets, end of period (in thousands)             $9,987   $5,205   $1,777     $331       $1
  --------------------------------------------------------------------------------------------------
   Average net assets (in thousands)                    $8,055   $3,337   $  676     $ 82       $1
  --------------------------------------------------------------------------------------------------
   Ratios to average net assets: 3
   Net investment income                                  1.31%    3.15%    4.61%    4.55%    5.10%
   Total expenses                                         2.77%    2.37%    2.34%    2.71%    2.25%
   Expenses after expense reimbursement or fee
   waiver and reduction to custodian expenses             1.87%    1.84%    1.90%    2.26%    1.81%
  --------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                  20%      47%      36%      89%       0%

   1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.
   2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   3. Annualized for periods of less than one full year.

   See accompanying Notes to Financial Statements.





                    17 OPPENHEIMER CAPITAL PRESERVATION FUND

   FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

   Class C  Year Ended October 31,                       2003     2002     2001     2000     1999 1
  --------------------------------------------------------------------------------------------------
   Per Share Operating Data
   Net asset value, beginning of period                 $10.00   $10.00   $10.00   $10.00   $10.00
  --------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
   Net investment income                                   .14      .38      .51      .50      .05
   Net realized and unrealized gain                         --      .07      .01      .03       --
                                                        --------------------------------------------
   Total from investment operations                        .14      .45      .52      .53      .05
  --------------------------------------------------------------------------------------------------
   Dividends and/or distributions to shareholders:
   Dividends from net investment income                   (.14)    (.35)    (.49)    (.53)    (.05)
   Tax return of capital distribution                       --     (.10)    (.03)      --       --
                                                        --------------------------------------------
   Total dividends and/or distributions
   to shareholders                                        (.14)    (.45)    (.52)    (.53)    (.05)
  --------------------------------------------------------------------------------------------------
   Net asset value, end of period                       $10.00   $10.00   $10.00   $10.00   $10.00
                                                        ============================================

  --------------------------------------------------------------------------------------------------
   Total Return, at Net Asset Value 2                     1.43%    4.58%    5.31%    5.43%    0.48%

  --------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data
   Net assets, end of period (in thousands)            $24,405  $12,437   $1,845      $48       $1
  --------------------------------------------------------------------------------------------------
   Average net assets (in thousands)                   $19,334   $6,790   $  652      $25       $1
  --------------------------------------------------------------------------------------------------
   Ratios to average net assets: 3
   Net investment income                                  1.31%    3.07%    4.54%    4.65%    5.10%
   Total expenses                                         2.67%    2.35%    2.36%    2.71%    2.25%
   Expenses after expense reimbursement or fee
   waiver and reduction to custodian expenses             1.87%    1.82%    1.92%    2.26%    1.81%
  --------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                  20%      47%      36%      89%       0%

   1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.
   2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   3. Annualized for periods of less than one full year.

   See accompanying Notes to Financial Statements.





                    18 OPPENHEIMER CAPITAL PRESERVATION FUND

   Class N  Year Ended October 31,                          2003       2002     2001 1
  --------------------------------------------------------------------------------------
   Per Share Operating Data
   Net asset value, beginning of period                    $10.00    $10.00    $10.00
  --------------------------------------------------------------------------------------
   Income (loss) from investment operations:
   Net investment income                                      .23       .45       .38
   Net realized and unrealized gain                            --       .07        -- 2
                                                           -----------------------------
   Total from investment operations                           .23       .52       .38
  --------------------------------------------------------------------------------------
   Dividends and/or distributions to shareholders:
   Dividends from net investment income                      (.23)     (.42)     (.36)
   Tax return of capital distribution                          --      (.10)     (.02)
                                                           -----------------------------
   Total dividends and/or distributions to shareholders      (.23)     (.52)     (.38)
  --------------------------------------------------------------------------------------
   Net asset value, end of period                          $10.00    $10.00    $10.00
                                                           =============================

  --------------------------------------------------------------------------------------
   Total Return, at Net Asset Value 3                        2.37%     5.29%     3.88%

  --------------------------------------------------------------------------------------
   Ratios/Supplemental Data
   Net assets, end of period (in thousands)              $219,590  $118,829    $7,311
  --------------------------------------------------------------------------------------
   Average net assets (in thousands)                     $180,665  $ 63,485    $3,002
  --------------------------------------------------------------------------------------
   Ratios to average net assets: 4
   Net investment income                                     2.16%     3.86%     5.18%
   Total expenses                                            1.45%     1.52%     1.64%
   Expenses after expense reimbursement or fee
   waiver and reduction to custodian expenses                1.01%     0.99%     1.20%
  --------------------------------------------------------------------------------------
   Portfolio turnover rate                                     20%       47%       36%

   1. For the period from March 1, 2001 (inception of offering) to October 31, 2001
   2. Less than $0.005 per share.
   3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   4. Annualized for periods of less than one full year.

   See accompanying Notes to Financial Statements.





                    19 OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

   Class Y  Year Ended October 31,                       2003     2002     2001     2000     1999 1
  --------------------------------------------------------------------------------------------------
   Per Share Operating Data
   Net asset value, beginning of period                 $10.00   $10.00   $10.00   $10.00   $10.00
  --------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
   Net investment income                                   .39      .41      .58      .59      .06
   Net realized and unrealized gain (loss)                (.08)     .11      .03      .03       --
                                                        --------------------------------------------
   Total from investment operations                        .31      .52      .61      .62      .06
  --------------------------------------------------------------------------------------------------
   Dividends and/or distributions to shareholders:
   Dividends from net investment income                   (.31)    (.42)    (.58)    (.62)    (.06)
   Tax return of capital distribution                       --     (.10)    (.03)      --       --
                                                        --------------------------------------------
   Total dividends and/or distributions
   to shareholders                                        (.31)    (.52)    (.61)    (.62)    (.06)
  --------------------------------------------------------------------------------------------------
   Net asset value, end of period                       $10.00   $10.00   $10.00   $10.00   $10.00
                                                        ============================================

  --------------------------------------------------------------------------------------------------
   Total Return, at Net Asset Value 2                     3.15%    5.35%    6.25%    6.43%    0.57%

  --------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data
   Net assets, end of period (in thousands)               $725       $2       $2       $1       $1
  --------------------------------------------------------------------------------------------------
   Average net assets (in thousands)                      $368       $2       $2       $1       $1
  --------------------------------------------------------------------------------------------------
   Ratios to average net assets: 3
   Net investment income                                  2.53%    4.13%    5.73%    5.88%    6.19%
   Total expenses                                         0.96%   67.64%   43.02%    1.71%    1.15%
   Expenses after expense reimbursement or fee
   waiver and reduction to custodian expenses             0.52%    1.09%    0.82%    1.26%    0.72%
  --------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                  20%      47%      36%      89%       0%

   1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.
   2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   3. Annualized for periods of less than one full year.

   See accompanying Notes to Financial Statements.





                    20 OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B, Class C and Class N shares are offered without a front-end sales charge, but may be subject to a contingent deferred-sales charge
(CDSC) if redeemed within 5 years or 12 months or 18 months, respectively, of purchase. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) on less than 12 months prior notice. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.
     The Fund may invest in certain portfolio securities, as described in the Fund's pros-pectus. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly

                    21 OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued using consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
     The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for such securities plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly. However, if there is a significant event, such as a material change in interest rates, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value, and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of October 31, 2003, the Fund has entered into one wrapper agreement, with the Bank of America, NA. Total fees paid for the year ended October 31, 2003, to Bank of America, NA, for this agreement were $489,897.
     The staff of the Securities and Exchange Commission ("SEC") has inquired of registered "stable value" mutual funds, including this Fund, as to the valuation methodology used by such funds to value their wrapper agreements. At the present time, the Fund has not received any indication whether or when the SEC will take any action as a result of their review of this matter. If the SEC determines that the valuation method currently used by "stable value" mutual funds is no longer acceptable, the Fund may be required


                    22 OPPENHEIMER CAPITAL PRESERVATION FUND
to use a different accounting methodology under which the fair value of the Fund's wrapper agreements could fluctuate daily, and if that were to occur, the Fund would probably not be able to maintain a stable net asset value per share. As a result, the Fund's net asset value could be greater or less than $10 per share on a daily basis.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              Net Unrealized
                                                                Appreciation
   Undistributed   Undistributed       Accumulated          Based on Cost of
   Net Investment      Long-Term              Loss    Securities for Federal
   Income                   Gain    Carryforward 1       Income Tax Purposes
   -------------------------------------------------------------------------
   $--                   $47,002               $--                $1,585,134

1. During the fiscal year October 31, 2003, the Fund did not utilize any capital loss carryforwards. During the fiscal year October 31, 2002, the Fund utilized $61,232 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

   From                       To                                         Net
   Ordinary              Capital             Tax Return           Investment
   Loss                   Loss 2             of Capital                 Loss
   -------------------------------------------------------------------------
   $40,556              $151,416                    $--                  $--

2. $41,142, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.



                    23 OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

                                         Year Ended              Year Ended
                                   October 31, 2003        October 31, 2002
     ----------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                     $6,259,538              $5,081,874
     Return of capital                           --               1,585,151
                                   ----------------------------------------
     Total                               $6,259,538              $6,667,025
                                   ========================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities
               and other investments                   $349,819,340
                                                       ============

               Gross unrealized appreciation           $  5,030,538
               Gross unrealized depreciation             (3,445,404)
                                                       ------------
               Net unrealized appreciation             $  1,585,134
                                                       ============
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were increased by $4,341 and payments of $357 were made to retired trustees, resulting in an accumulated liability of $10,216 as of October 31, 2003.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-dividend date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the

                    24 OPPENHEIMER CAPITAL PRESERVATION FUND

Fund may distribute return of capital dividends. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Year Ended October 31, 2003        Year Ended October 31, 2002
                                 Shares            Amount           Shares            Amount
----------------------------------------------------------------------------------------------
Class A
Sold                         5,635,142       $ 56,351,417        4,777,641      $ 47,776,413
Dividends and/or
distributions reinvested       197,233          1,972,335          315,148         3,151,481
Redeemed                    (4,217,576)       (42,175,764)      (2,252,412)      (22,524,127)
                            ------------------------------------------------------------------
Net increase                 1,614,799       $ 16,147,988        2,840,377      $ 28,403,767
                            ==================================================================

----------------------------------------------------------------------------------------------
Class B
Sold                           788,002       $  7,880,026          502,556      $  5,025,559
Dividends and/or
distributions reinvested        10,502            105,024           14,387           143,871
Redeemed                      (320,322)        (3,203,232)        (174,190)       (1,741,901)
                            ------------------------------------------------------------------
Net increase                   478,182       $  4,781,818          342,753      $  3,427,529
                            ==================================================================

----------------------------------------------------------------------------------------------
Class C
Sold                         2,013,047       $ 20,130,482        1,306,242      $ 13,062,427
Dividends and/or
distributions reinvested        24,997            249,971           28,550           285,500
Redeemed                      (841,543)        (8,415,435)        (275,290)       (2,752,907)
                            ------------------------------------------------------------------
Net increase                 1,196,501       $ 11,965,018        1,059,502      $ 10,595,020
                            ==================================================================


                    25 OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest Continued

                              Year Ended October 31, 2003        Year Ended October 31, 2002
                                 Shares            Amount           Shares            Amount
----------------------------------------------------------------------------------------------
Class N
Sold                        18,082,527       $180,825,268       13,543,716      $135,437,153
Dividends and/or
distributions reinvested       394,329          3,943,292          308,954         3,089,545
Redeemed                    (8,397,603)       (83,976,032)      (2,704,336)      (27,043,361)
                            ------------------------------------------------------------------
Net increase                10,079,253       $100,792,528       11,148,334      $111,483,337
                            ==================================================================

----------------------------------------------------------------------------------------------
Class Y
Sold                            71,476       $    714,766               --      $         --
Dividends and/or
distributions reinvested           766              7,662               12               120
Redeemed                            --                 --               --                --
                            ------------------------------------------------------------------
Net increase                    72,242       $    722,428               12      $        120
                            ==================================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $193,715,002 and $57,941,972, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The management fees payable by the Fund are reduced by the management fees paid by the underlying Oppenheimer funds on assets representing investments by the Fund in shares of those underlying funds. That is done so that shareholders of the Fund do not pay direct and indirect management fees in excess of 0.75%.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $815,738 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.



                    26 OPPENHEIMER CAPITAL PRESERVATION FUND

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    Aggregate         Class A       Concessions       Concessions       Concessions       Concessions
                    Front-End       Front-End        on Class A        on Class B        on Class C        on Class N
                Sales Charges   Sales Charges            Shares            Shares            Shares            Shares
                   on Class A     Retained by       Advanced by       Advanced by       Advanced by       Advanced by
Year Ended             Shares     Distributor     Distributor 1     Distributor 1     Distributor 1     Distributor 1
------------------------------------------------------------------------------------------------------------------------
October 31, 2003      $58,328          $4,626           $57,446          $192,916          $174,510          $338,576

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                         Class A           Class B          Class C           Class N
                      Contingent        Contingent       Contingent        Contingent
                        Deferred          Deferred         Deferred          Deferred
                   Sales Charges     Sales Charges    Sales Charges     Sales Charges
                     Retained by       Retained by      Retained by       Retained by
Year Ended           Distributor       Distributor      Distributor       Distributor
----------------------------------------------------------------------------------------
October 31, 2003            $964           $65,558          $26,968          $325,198

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended October 31, 2003, expense under the Class A Plan totaled $228,125, all of which were paid by the Distributor to recipients, which included $73 retained by the Distributor and $8,208 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                        Distributor's
                                                      Distributor's         Aggregate
                                                          Aggregate     Uncompensated
                                                      Uncompensated     Expenses as %
                  Total Expenses   Amount Retained  Expenses of Net            Assets
                      Under Plan    by Distributor       Under Plan          of Class
----------------------------------------------------------------------------------------
Class B Plan            $ 80,423          $ 68,734       $  272,489              2.73%
Class C Plan             193,012           131,105          331,686              1.36
Class N Plan             450,965                --        1,008,962              0.46


                    27 OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
     Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of October 31, 2003, the Fund had outstanding futures contracts as follows:

                                                                                      Unrealized
                              Expiration     Number of        Valuation as of       Appreciation
Contract Description               Dates     Contracts          Oct. 31, 2003     (Depreciation)
--------------------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Treasury Nts., 2 yr.       12/29/03             6             $1,286,813          $  10,665
                                                                                       -----------
Contracts to Sell
U.S. Treasury Nts., 5 yr.       12/19/03            25              2,795,313            (54,242)
                                                                                       -----------
                                                                                       $ (43,577)
                                                                                       ===========


                    28 OPPENHEIMER CAPITAL PRESERVATION FUND

--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of October 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.

--------------------------------------------------------------------------------
7. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
     The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.











                    29 OPPENHEIMER CAPITAL PRESERVATION FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Capital Preservation Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Preservation Fund, including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the period from September 27, 1999 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Preservation Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the period from September 27, 1999 (commencement of operations) to October 31, 1999, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP

Denver, Colorado
November 21, 2003




                    30 OPPENHEIMER CAPITAL PRESERVATION FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the year ended October 31, 2003 are eligible for the corporate dividend-received deduction.
     $151,417 has been designated as a "capital gain distribution" for federal income tax purposes during the current year. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


--------------------------------------------------------------------------------
Portfolio Proxy Voting
Policies and Procedures  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.



                    31 OPPENHEIMER CAPITAL PRESERVATION FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Name, Position(s) Held with        Principal Occupation(s) During Past 5 Years;
Fund, Length of Service, Age       Other Trusteeships/Directorships Held by
                                   Trustee; Number of Portfolios in Fund
                                   Complex Currently Overseen by Trustee

INDEPENDENT                        The address of each Trustee in the chart
TRUSTEES                           below is 6803 S. Tucson Way, Centennial, CO
                                   80112-3924. Each Trustee serves for an
                                   indefinite term, until his or her
                                   resignation, retirement, death or removal.
                                   Mr. Motley was elected as Trustee to the Board I funds effective October 10, 2002 and did not hold shares of Board I funds during the calendar year ended
                                   December 31, 2002.

Clayton K. Yeutter,                Of Counsel (since 1993), Hogan & Hartson (a
Chairman of the Board              law firm). Other directorships: Weyerhaeuser
of Trustees (since 2003),          Corp. (since 1999) and Danielson Holding
Trustee (since 1999)               Corp. (since 2002); formerly a director of
Age: 72                            Caterpillar, Inc. (1993-December 2002).
                                   Oversees 25 portfolios in the Oppenheimer
                                   Funds complex.

Robert G. Galli,                   A trustee or director of other Oppenheimer
Trustee (since 1999)               funds. Oversees 35 portfolios in the
Age: 70                            OppenheimerFunds complex.

Phillip A. Griffiths,              A director (since 1991) of the Institute for
Trustee (since 1999)               Advanced Study, Princeton, N.J., a director
Age: 65                            (since 2001) of GSI Lumonics, a trustee
                                   (since 1983) of Woodward Academy, a Senior
                                   Advisor (since 2001) of The Andrew W.
                                   Mellon Foundation. A member of: the National
                                   Academy of Sciences (since 1979), American
                                   Academy of Arts and Sciences (since 1995),
                                   American Philosophical Society (since 1996) and Council on Foreign Relations (since
                                   2002). Formerly a director of Bankers Trust
                                   New York Corporation (1994-1999). Oversees
                                   25 portfolios in the OppenheimerFunds
                                   complex.

Joel W. Motley,                    Director (since 2002) Columbia Equity
Trustee (since 2002)               Financial Corp. (privately-held financial
Age: 51                            adviser); Managing Director (since 2002)
                                   Carmona Motley, Inc. (privately-held
                                   financial adviser); Formerly he held the following positions: Managing Director
                                   (January 1998-December 2001), Carmona Motley
                                   Hoffman Inc. (privately-held financial
                                   adviser); Managing Director (January 1992-
                                   December 1997), Carmona Motley & Co.
                                   (privately-held financial adviser). Oversees
                                   25 portfolios in the OppenheimerFunds
                                   complex.

Kenneth A. Randall,                A director of Dominion Resources, Inc.
Trustee (since 1999)               (electric utility holding company) and Prime
Age: 76                            Retail, Inc. (real estate investment trust);
                                   formerly a director of Dominion Energy, Inc.
                                   (electric power and oil & gas producer), President and Chief Executive Officer of The
                                   Conference Board, Inc. (international
                                   economic and business research) and a
                                   director of Lumbermens Mutual Casualty
                                   Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                   Company. Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

Edward V. Regan,                   President, Baruch College, CUNY; a director
Trustee (since 1999)               of RBAsset (real estate manager); a director
Age: 73                            of OffitBank; formerly Trustee, Financial
                                   Accounting Foundation (FASB and GASB), Senior
                                   Fellow of Jerome Levy Economics Institute,
                                   Bard College, Chairman of Municipal
                                   Assistance Corporation for the City of New
                                   York, New York State Comptroller and Trustee of New York State and Local Retirement Fund.
                                   Oversees 25 investment companies in the
                                   OppenheimerFunds complex.


                    32 OPPENHEIMER CAPITAL PRESERVATION FUND

Russell S. Reynolds, Jr.,          Chairman (since 1993) of The Directorship
Trustee (since 1999)               Search Group, Inc. (corporate governance
Age: 71                            consulting and executive recruiting); a life
                                   trustee of International House (non-profit educational organization), and a trustee
                                   (since 1996) of the Greenwich Historical
                                   Society. Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

Donald W. Spiro,                   Chairman Emeritus (since January 1991) of the
Vice Chairman of                   Manager. Formerly a director (January 1969-
the Board of Trustees,             August 1999) of the Manager. Oversees 25
Trustee (since 1999)               portfolios in the OppenheimerFunds complex.
Age: 77

--------------------------------------------------------------------------------
INTERESTED TRUSTEE                 The address of Mr. Murphy in the chart below
AND OFFICER                        is Two World Financial Center, 225 Liberty
                                   St., New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                    Chairman, Chief Executive Officer and
President and Trustee,             director (since June 2001) and President
Trustee (since 2001)               (since September 2000) of the Manager;
Age: 54                            President and a director or trustee of other
                                   Oppenheimer funds; President and a director
                                   (since July 2001) of Oppenheimer Acquisition
                                   Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings,
                                   Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                   Services, Inc. and of Shareholder Financial
                                   Services, Inc. (transfer agent subsidiaries of the Manager); President and a director
                                   (since July 2001) of OppenheimerFunds Legacy
                                   Program (a charitable trust program
                                   established by the Manager); a director of the investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management,
                                   Inc. and Centennial Asset Management
                                   Corporation (since November 2001),
                                   HarbourView Asset Management Corporation and
                                   OFI Private Investments, Inc. (since July
                                   2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                                   Investment Management Corp. and Tremont
                                   Advisers, Inc. (investment advisory
                                   affiliates of the Manager); Executive Vice
                                   President (since February 1997) of
                                   Massachusetts Mutual Life Insurance Company
                                   (the Manager's parent company); a director
                                   (since June 1995) of DLB Acquisition
                                   Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.);
                                   formerly, Chief Operating Officer (September
                                   2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                                   Institutional Funds (open-end investment companies); a director (September
                                   1999-August 2000) of C.M. Life Insurance
                                   Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald
                                   Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle
                                   Bancorp). Oversees 72 portfolios as
                                   Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.





                    33 OPPENHEIMER CAPITAL PRESERVATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Manioudakis and Zack, Two World Financial Center, 225 Liberty St., New York, NY 10281-1008, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Angelo Manioudakis,                Senior Vice President of the Manager (since
Vice President (since 2002)        April 2002); formerly Executive Director and
Age: 36                            portfolio manager for Miller, Anderson &
                                   Sherrerd, a division of Morgan Stanley
                                   Investment Management (August 1993-April
                                   2002). An officer of 9 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,                   Senior Vice President and Treasurer (since
Treasurer (since 1999)             March 1999) of the Manager; Treasurer (since
Age: 44                            March 1999) of HarbourView Asset Management
                                   Corporation, Shareholder Services, Inc.,
                                   Oppenheimer Real Asset Management
                                   Corporation, Shareholder Financial Services,
                                   Inc., Oppenheimer Partnership Holdings,
                                   Inc., OFI Private Investments, Inc. (since
                                   March 2000), OppenheimerFunds International
                                   Ltd. and OppenheimerFunds plc (since May
                                   2000) and OFI Institutional Asset
                                   Management, Inc. (since November 2000)
                                   (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial
                                   Officer (since May 2000) of Oppenheimer
                                   Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since
                                   March 1999) of Oppenheimer Acquisition Corp.
                                   and OppenheimerFunds Legacy Program (since
                                   April 2000); formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),
                                   Bankers Trust Company-Mutual Fund Services
                                   Division. An officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                    Senior Vice President (since May 1985) and
Secretary (since 2001)             General Counsel (since February 2002) of the
Age: 55                            Manager; General Counsel and a director
                                   (since November 2001) of OppenheimerFunds
                                   Distributor, Inc.; Senior Vice President and
                                   General Counsel (since November 2001) of
                                   HarbourView Asset Management Corporation;
                                   Vice President and a director (since
                                   November 2000) of Oppenheimer Partnership
                                   Holdings, Inc.; Senior Vice President,
                                   General Counsel and a director (since
                                   November 2001) of Shareholder Services,
                                   Inc., Shareholder Financial Services, Inc.,
                                   OFI Private Investments, Inc., Oppenheimer
                                   Trust Company and OFI Institutional Asset
                                   Management, Inc.; General Counsel (since
                                   November 2001) of Centennial Asset
                                   Management Corporation; a director (since
                                   November 2001) of Oppenheimer Real Asset
                                   Management, Inc.; Assistant Secretary and a director (since November 2001) of
                                   OppenheimerFunds International Ltd.; Vice
                                   President (since November 2001) of
                                   OppenheimerFunds Legacy Program; Secretary
                                   (since November 2001) of Oppenheimer
                                   Acquisition Corp.; formerly Acting General
                                   Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of
                                   Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial
                                   Services, Inc. (November 1989-November
                                   2001); OppenheimerFunds International Ltd.
                                   and OppenheimerFunds plc (October
                                   1997-November 2001). An officer of 82
                                   portfolios in the OppenheimerFunds complex.





The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

                    34 OPPENHEIMER CAPITAL PRESERVATION FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)